Warner Norcross & Judd LLP

Attorneys at Law

900 Fifth Third Center

111 Lyon Street, N.W.

Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000

Fax (616) 752-2500

January 17, 2014

EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Macatawa Bank Corporation Form S-3 Registration Statement

Ladies and Gentlemen:

Transmitted with this letter is a Registration Statement on Form S-3 filed by Macatawa Bank Corporation (“Macatawa”). This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Macatawa, to retain such signed documents for a period of five years and to furnish a copy of any such signed documents to the Commission or its staff upon request.

The sum of $4,610.12 is in the Securities and Exchange Commission lockbox depository at the U.S. Bank of St. Louis, Missouri, in payment of the registration fee.

If the Commission has any comments or will require any further information, please contact me by phone at (616) 752-2176 or by fax at (616) 222-2176.

Very truly yours,

/s/ G. Charles Goode

G. Charles Goode